LVIP American Century Value Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–97.55%
Aerospace & Defense–2.42%
L3Harris Technologies, Inc.	19,802	$6,834,660
Lockheed Martin Corp.	9,403	5,683,079
RTX Corp.	50,183	9,680,301
		22,198,040
Air Freight & Logistics–0.70%
United Parcel Service, Inc. Class B	65,209	6,415,261
		6,415,261
Automobile Components–1.29%
BorgWarner, Inc.	88,654	4,810,366
Gentex Corp.	322,283	7,041,884
		11,852,250
Banks–8.57%
Bank of America Corp.	342,860	16,714,425
Commerce Bancshares, Inc.	124,976	6,148,819
JPMorgan Chase & Co.	84,136	24,749,446
Truist Financial Corp.	231,222	10,629,275
U.S. Bancorp	394,977	20,542,754
		78,784,719
Beverages–3.73%
Heineken Holding NV	52,438	3,731,817
Heineken NV	68,167	5,243,292
PepsiCo, Inc.	118,866	18,458,701
Pernod Ricard SA	92,170	6,853,933
		34,287,743
Building Products–1.64%
A.O. Smith Corp.	113,896	7,510,302
Owens Corning	69,519	7,523,346
		15,033,648
Capital Markets–4.96%
Ameriprise Financial, Inc.	20,063	8,915,997
Blackrock, Inc.	6,136	5,901,053
Charles Schwab Corp.	134,818	12,670,196
State Street Corp.	110,131	13,938,179
T. Rowe Price Group, Inc.	46,511	4,192,501
		45,617,926
Chemicals–0.89%
PPG Industries, Inc.	76,169	8,140,943
		8,140,943
Communications Equipment–2.52%
Cisco Systems, Inc.	217,233	16,855,109
†F5, Inc.	21,668	6,269,202
		23,124,311
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction Materials–1.17%
†Amrize Ltd.	132,841	$7,441,753
Martin Marietta Materials, Inc.	5,613	3,304,261
		10,746,014
Consumer Staples Distribution & Retail–1.46%
Koninklijke Ahold Delhaize NV	147,254	6,857,502
Target Corp.	54,473	6,602,127
		13,459,629
Containers & Packaging–0.80%
Packaging Corp. of America	34,463	7,313,738
		7,313,738
Diversified Telecommunication Services–2.35%
AT&T, Inc.	280,755	8,139,088
Verizon Communications, Inc.	267,556	13,431,311
		21,570,399
Electric Utilities–3.90%
Duke Energy Corp.	77,445	10,140,648
Evergy, Inc.	125,357	10,269,246
Xcel Energy, Inc.	194,234	15,429,949
		35,839,843
Electrical Equipment–0.47%
Emerson Electric Co.	33,071	4,332,962
		4,332,962
Energy Equipment & Services–1.08%
Baker Hughes Co.	162,217	9,903,348
		9,903,348
Entertainment–0.95%
Walt Disney Co.	90,762	8,747,642
		8,747,642
Financial Services–3.95%
†Berkshire Hathaway, Inc. Class A	7,515	30,872,298
Fidelity National Information Services, Inc.	116,193	5,450,614
		36,322,912
Food Products–2.08%
Conagra Brands, Inc.	176,941	2,781,513
†Magnum Ice Cream Co. NV	363,328	5,337,599
Mondelez International, Inc. Class A	191,220	11,021,921
		19,141,033
LVIP American Century Value Fund–1

LVIP American Century Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Gas Utilities–0.74%
ONE Gas, Inc.	78,674	$6,776,192
		6,776,192
Ground Transportation–1.17%
Norfolk Southern Corp.	37,620	10,796,940
		10,796,940
Health Care Equipment & Supplies–4.50%
Becton Dickinson & Co.	87,243	13,717,217
Medtronic PLC	157,835	13,676,403
Zimmer Biomet Holdings, Inc.	154,360	13,957,231
		41,350,851
Health Care Providers & Services–4.54%
CVS Health Corp.	112,017	8,045,061
†Henry Schein, Inc.	105,918	7,806,157
Labcorp Holdings, Inc.	42,485	11,335,423
UnitedHealth Group, Inc.	30,875	8,354,466
Universal Health Services, Inc. Class B	34,751	6,219,386
		41,760,493
Health Care REITs–1.14%
Healthpeak Properties, Inc.	428,190	7,035,162
Ventas, Inc.	42,136	3,445,882
		10,481,044
Hotels, Restaurants & Leisure–0.56%
Sodexo SA	99,401	5,102,457
		5,102,457
Household Durables–0.74%
PulteGroup, Inc.	57,929	6,813,030
		6,813,030
Household Products–1.03%
Kimberly-Clark Corp.	97,860	9,440,554
		9,440,554
Industrial Conglomerates–1.32%
Honeywell International, Inc.	30,533	6,901,374
Siemens AG	21,421	5,218,886
		12,120,260
Insurance–3.68%
Allstate Corp.	46,259	9,591,341
Marsh & McLennan Cos., Inc.	83,283	14,445,436
Reinsurance Group of America, Inc.	47,788	9,756,398
		33,793,175
Interactive Media & Services–2.50%
Alphabet, Inc. Class A	79,820	22,953,039
		22,953,039
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services–0.67%
Accenture PLC Class A	31,220	$6,190,614
		6,190,614
Life Sciences Tools & Services–1.09%
†IQVIA Holdings, Inc.	27,994	4,774,097
†Waters Corp.	17,561	5,229,666
		10,003,763
Machinery–3.23%
Dover Corp.	25,129	5,238,140
Oshkosh Corp.	29,939	4,407,320
PACCAR, Inc.	61,007	7,046,308
Timken Co.	59,965	6,030,680
Toro Co.	74,165	6,929,978
		29,652,426
Multi-Utilities–1.11%
WEC Energy Group, Inc.	88,211	10,212,187
		10,212,187
Oil, Gas & Consumable Fuels–6.41%
Chevron Corp.	94,042	19,457,290
Diamondback Energy, Inc.	37,292	7,375,984
Exxon Mobil Corp.	121,217	20,565,676
TotalEnergies SE	125,790	11,544,265
		58,943,215
Passenger Airlines–0.47%
Southwest Airlines Co.	116,114	4,362,403
		4,362,403
Personal Care Products–2.65%
Kenvue, Inc.	720,025	12,413,231
Unilever PLC	212,292	11,985,921
		24,399,152
Pharmaceuticals–5.75%
Bristol-Myers Squibb Co.	53,660	3,254,479
Johnson & Johnson	100,878	24,658,618
Merck & Co., Inc.	100,593	12,100,332
Roche Holding AG	14,463	5,772,051
Sanofi SA	72,676	7,018,305
		52,803,785
Residential REITs–0.48%
Equity Residential	75,088	4,441,455
		4,441,455
Retail REITs–1.47%
Agree Realty Corp.	54,679	4,121,703
Realty Income Corp.	66,135	4,046,139
Regency Centers Corp.	70,367	5,323,967
		13,491,809
LVIP American Century Value Fund–2

LVIP American Century Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment–3.95%
Analog Devices, Inc.	30,222	$9,614,827
Infineon Technologies AG	191,028	8,666,200
QUALCOMM, Inc.	67,273	8,663,417
Teradyne, Inc.	31,461	9,326,928
		36,271,372
Software–1.52%
Microsoft Corp.	19,136	7,083,573
Salesforce, Inc.	36,967	6,900,630
		13,984,203
Specialized REITs–0.84%
American Tower Corp.	44,573	7,692,408
		7,692,408
Trading Companies & Distributors–1.06%
MSC Industrial Direct Co., Inc. Class A	105,728	9,755,523
		9,755,523
Total Common Stock (Cost $662,763,202)		896,424,711

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–2.39%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.60%)	21,942,010	$21,942,010
Total Money Market Fund (Cost $21,942,010)		21,942,010

TOTAL INVESTMENTS–99.94% (Cost $684,705,212)	918,366,721
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.06%	595,803
NET ASSETS APPLICABLE TO 69,009,661 SHARES OUTSTANDING–100.00%	$918,962,524

†Non-income producing.

The following foreign currency exchange contracts were outstanding at March 31, 2026:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CBK	EUR	(12,358,797)	USD	14,433,851	6/26/26	$92,566	$—
GS	EUR	(12,358,796)	USD	14,428,401	6/26/26	87,115	—
JPM	CHF	(1,752,373)	USD	2,245,172	6/26/26	32,708	—
MSC	EUR	(12,358,797)	USD	14,422,651	6/26/26	81,366	—
UBS	CHF	(1,631,969)	USD	2,094,376	6/26/26	33,929	—
UBS	EUR	(12,358,797)	USD	14,428,895	6/26/26	87,610	—
Total Foreign Currency Exchange Contracts						$415,294	$—

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:
CBK–Citibank NA
CHF–Swiss Franc
EUR–Euro
GS–Goldman Sachs
IT–Information Technology
JPM–JPMorgan Chase Bank NA
MSC–Morgan Stanley & Co.
REIT–Real Estate Investment Trust
USD–United States Dollar
LVIP American Century Value Fund–3